Commitments and Contingencies, detail (Details) $ in Thousands	Jun. 30, 2016 USD ($) item
Commitments And Contingencies Disclosure
Number Of Moas | item	3
Number Of Shipbuilding Contracts | item	2
Number Of Newbuild Vessels | item	5
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	$ 89,714
2018	28,114
2019	460
Total	118,288
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	87,645
2018	27,227
2019	460
Total	115,332
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	2,069
2018	887
2019	0
Total	$ 2,956